Long-Term Debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt—discount		$ (1,926)	$ (2,788)	$ (3,694)
Long-term debt—deferred financing fees		(12,363)	(16,134)	$ (23,960)
Long-term debt—net of discount & fees		800,000
Less: Current portion	$ (8,000)	(8,000)	(25,381)
Total long-term debt—net of current portion	778,996	780,610	1,292,597
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross			1,336,154
Long-term debt—discount			(2,788)
Long-term debt—deferred financing fees			(15,388)
Long-term debt—net of discount & fees			1,317,978
Total long-term debt—net of current portion			$ 1,292,597
Term B Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	798,000	800,000
Long-term debt—discount	(1,861)	(1,926)
Long-term debt—deferred financing fees	(9,143)	(9,464)
Long-term debt—net of discount & fees	$ 786,996	788,610
Total long-term debt—net of current portion		$ 780,610